Intangible Assets - Computer Software, Net - Weighted Average Useful Life (Details)	12 Months Ended
Dec. 31, 2017
Computer Software
Computer software
Weighted Average Amortization Period	6 years
Licensed computer software
Computer software
Weighted Average Amortization Period	5 years 9 months 18 days
Software development costs
Computer software
Weighted Average Amortization Period	6 years
Acquisition (current) technology intangibles
Computer software
Weighted Average Amortization Period	6 years 1 month 6 days